UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: X ; Amendment Number:    1
  This Amendment (Check only one.)  X is a restatement.
                                    ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Criterion Capital Management, LLC
Address:  One Maritime Plaza, Suite 1460
          San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Daniel Beckham
Title:    Chief Operating Officer
Phone:    (415) 834-2417

Signature, Place and Date of Signing:


/s/ R. Daniel Beckham         San Francisco, CA   August 10, 2006

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:      384,539 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


NAME OF ISSUER              TITLE             VALUE             SH/  PUT  INV.  OTH     VOTING AUTH
                            OF      CUSIP     X1000    SHARES   PRN  /    DISC  ER
                            CLASS                                    CAL  .     MGR
                                                                     L
                                                                                      SOLE   SH   NON
                                                                                              R    E

GIGAMEDIA LTD               COMMON  Y2711Y10  21387    2441484  SH        SOLE       244148
                                    4                                                4
ADVENT SOFTWARE INC         COMMON  00797410  41712    1336057  SH        SOLE       133605
                                    8                                                7
AMERICAN TOWER SYS CORP     COMMON  02991220  60981    1804163  SH        SOLE       180416
                                    1                                                3
AVAYA INC                   COMMON  05349910  4630     500000   SH        SOLE       500000
                                    9
CROWN CASTLE INTL CORP      COMMON  22822710  7222     205000   SH        SOLE       205000
                                    4
ESCHELON TELECOM INC        COMMON  29629010  7168     494700   SH        SOLE       494700
                                    9
FIRST AVE NETWORKS INC      COMMON  31865X10  2922     363000   SH        SOLE       363000
                                    6
GARTNER GROUP INC NEW-CL A  COMMON  36665110  25811    1812600  SH        SOLE       181260
                                    7                                                0
KLA INSTRUMENTS CORP        COMMON  48248010  3438     81500    SH   CAL  SOLE       81500
                                    0                                L
LAMAR ADVERTISING CO-CL A   COMMON  51281510  32406    660800   SH        SOLE       660800
                                    1
LATTICE SEMICONDUCTOR CORP  COMMON  51841510  24423    4139414  SH        SOLE       413941
                                    4                                                4
LEAP WIRELSS INTL INC       COMMON  52186330  26871    601149   SH        SOLE       601149
                                    8
MOVE INC.                   COMMON  62458M10  21194    4816915  SH        SOLE       481691
                                    8                                                5
NET 1 UEPS TECHNOLOGIES     COMMON  64107N20  2403     106951   SH        SOLE       106951
INC                                 6
NTELOS HOLDINGS CORP        COMMON  67020Q10  4941     341960   SH        SOLE       341960
                                    7
NUANCE COMMUNICATIONS INC   COMMON  67020Y10  17448    1884230  SH        SOLE       188423
                                    0                                                0
ORASCOM TELECOM S A E       COMMON  4007739   15492    324100   SH        SOLE       324100
PER-SE TECHNOLOGIES INC     COMMON  71356930  25729    1077865  SH        SOLE       107786
                                    9                                                5
REYNOLDS & REYNOLDS CO  CL  COMMON  76169510  32310    912958   SH        SOLE       912958
A                                   5
SABA SOFTWARE INC           COMMON  78493260  1695     321660   SH        SOLE       321660
                                    0
SPRINT NEXTEL CORPORATION   COMMON  85206110  4356     220000   SH        SOLE       220000
                                    0


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